Short-term Investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Short-term Investments
Gross unrecognized holding gain of the held-to-maturity debt securities			¥ 0
Gross unrecognized holding loss of the held-to-maturity debt securities	¥ 0
Cost of trading debt securities	2,998,310		795,849			$ 459,511
Net unrealized gain on debt trading securities	3,641	$ 558	0
Interest income on short-term investments	1,175,842	180,206	500,298	$ 180,206	¥ 115,737
Marketable Securities	0		23,398
Unrealized loss for marketable equity securities	0		11,473
Realized loss for marketable equity securities	¥ 14,332	$ 2,196	¥ 5,435	$ 2,196	¥ 0